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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Motley Fool Asset Management LLC
                 -------------------------------
   Address:      2000 Duke St,
                 -------------------------------
                 Suite 175,
                 -------------------------------
                 Alexandria, VA 22314
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Peter Jacobstein
         -------------------------------
Title:   President
         -------------------------------
Phone:   703.254.1326
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Peter Jacobstein               Alexandria, VA      February 11, 2011
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       0
                                        --------------------

Form 13F Information Table Entry Total:                 76
                                        --------------------

Form 13F Information Table Value Total:            137,752
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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

        COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------- -------------- --------- ----------- ------------------- ---------- ---------- --------------------------
                                                      VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER       TITLE OF CLASS   CUSIP    (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS    SOLE      SHARED   NONE
------------------------- -------------- --------- ----------- ---------- --- ---- ---------- ---------- ---------- -------- ------
POSCO-ADR                 SPONSORED ADR  693483109 6,407        59,491    SH       Sole                      59,491
WELLPOINT INC             COM            94973V107 5,612        98,697    SH       Sole                      98,697
TELEFONICA SA-SPON ADR    SPONSORED ADR  879382208 4,906        71,703    SH       Sole                      71,703
ZHONGPIN INC              COM            98952K107 4,812       235,892    SH       Sole                     235,892
ANNALY CAPITAL
 MANAGEMENT IN            COM            035710409 4,641       258,989    SH       Sole                     258,989
INNOPHOS HOLDINGS INC     COM            45774N108 3,993       110,664    SH       Sole                     110,664
BECTON DICKINSON AND CO   COM            075887109 3,715        43,950    SH       Sole                      43,950
YUM! BRANDS INC           COM            988498101 3,636        74,132    SH       Sole                      74,132
DENBURY RESOURCES INC     COM NEW        247916208 3,612       189,200    SH       Sole                     189,200
FLOWSERVE CORP            COM            34354P105 3,535        29,650    SH       Sole                      29,650
HURON CONSULTING GROUP
 INC                      COM            447462102 3,334       126,068    SH       Sole                     126,068
PAYCHEX INC               COM            704326107 3,267       105,702    SH       Sole                     105,702
MONSANTO CO               COM            61166W101 3,010        43,218    SH       Sole                      43,218
LOEWS CORP                COM            540424108 2,848        73,190    SH       Sole                      73,190
NATUS MEDICAL INC         COM            639050103 2,683       189,200    SH       Sole                     189,200
ARROW ELECTRONICS INC     COM            042735100 2,591        75,650    SH       Sole                      75,650
BROOKFIELD
 INFRASTRUCTURE PA        LP INT UNIT    G16252101 2,508       119,127    SH       Sole                     119,127
HCC INSURANCE HOLDINGS
 INC                      COM            404132102 2,500        86,400    SH       Sole                      86,400
INFINERA CORP             COM            45667G103 2,485       240,590    SH       Sole                     240,590
AMERICAN TOWER CORP-CL A  CL A           029912201 2,359        45,686    SH       Sole                      45,686
CISCO SYSTEMS INC         COM            17275R102 2,326       115,000    SH       Sole                     115,000
BERKSHIRE HATHAWAY
 INC-CL A                 CL A           084670108 2,289            19    SH       Sole                          19
BRF - BRASIL FOODS
 SA-ADR                   SPONSORED ADR  10552T107 2,232       132,204    SH       Sole                     132,204
GOOGLE INC-CL A           CL A           38259P508 2,138         3,600    SH       Sole                       3,600
COSTCO WHOLESALE CORP     COM            22160K105 2,134        29,558    SH       Sole                      29,558
ORION MARINE GROUP INC    COM            68628V308 2,101       181,100    SH       Sole                     181,100
CRESUD S.A.-SPONS ADR     SPONSORED ADR  226406106 1,952       102,861    SH       Sole                     102,861
DUPONT FABROS TECHNOLOGY  COM            26613Q106 1,905        89,550    SH       Sole                      89,550
ENSTAR GROUP LTD          SHS            G3075P101 1,904        22,510    SH       Sole                      22,510
STRYKER CORP              COM            863667101 1,885        35,105    SH       Sole                      35,105
BROOKFIELD ASSET
 MANAGE-CL A              CL A LTD VT SH 112585104 1,877        56,374    SH       Sole                      56,374
SASOL LTD-SPONSORED ADR   SPONSORED ADR  803866300 1,803        34,637    SH       Sole                      34,637
DOCTOR REDDY'S LAB-ADR    ADR            256135203 1,744        47,177    SH       Sole                      47,177
MANNKIND CORP             COM            56400P201 1,737       215,500    SH       Sole                     215,500
PENN NATIONAL GAMING INC  COM            707569109 1,644        46,783    SH       Sole                      46,783
INTL ASSETS HOLDING CORP  COM            459028106 1,641        69,513    SH       Sole                      69,513
TELEKOMUNIK INDONESIA-SP
 ADR                      SPONSORED ADR  715684106 1,593        44,674    SH       Sole                      44,674
PHILIP MORRIS
 INTERNATIONAL            COM            718172109 1,585        27,072    SH       Sole                      27,072
FUNDTECH LTD              ORD            M47095100 1,535        94,943    SH       Sole                      94,943
CHINA MOBILE LTD-SPON
 ADR                      SPONSORED ADR  16941M109 1,505        30,340    SH       Sole                      30,340
FORMFACTOR INC            COM            346375108 1,474       166,000    SH       Sole                     166,000
MCDONALD'S CORP           COM            580135101 1,395        18,177    SH       Sole                      18,177
UNDER ARMOUR INC-CLASS A  CL A           904311107 1,355        24,705    SH       Sole                      24,705
DIAGEO PLC-SPONSORED ADR  SPONSORED ADR  25243Q205 1,336        17,979    SH       Sole                      17,979
ENTERGY CORP              COM            29364G103 1,251        17,664    SH       Sole                      17,664
TERRA NOVA ROYALTY CORP   COM            88102D103 1,246       159,514    SH       Sole                     159,514
OCCIDENTAL PETROLEUM
 CORP                     COM            674599105 1,240        12,645    SH       Sole                      12,645
WATERS CORP               COM            941848103 1,063        13,673    SH       Sole                      13,673
CNOOC LTD-ADR             SPONSORED ADR  126132109 1,058         4,438    SH       Sole                       4,438
RANGE RESOURCES CORP      COM            75281A109   987        21,940    SH       Sole                   21,940.00
HORSEHEAD HOLDING CORP    COM            440694305   965        74,000    SH       Sole                      74,000
OTTER TAIL CORP           COM            689648103   918        40,725    SH       Sole                      40,725
LINEAR TECHNOLOGY CORP    COM            535678106   893        25,825    SH       Sole                      25,825
THOR INDUSTRIES INC       COM            885160101   883        26,000    SH       Sole                   26,000.00
INTUITIVE SURGICAL INC    COM NEW        46120E602   882         3,420    SH       Sole                    3,420.00
MEN'S WEARHOUSE INC/THE   COM            587118100   862        34,500    SH       Sole                   34,500.00
LABORATORY CORP. OF
 AMERICA                  COM NEW        50540R409   784         8,920    SH       Sole                    8,920.00
RETAIL OPPORTUNITY
 INVESTMEN                COM            76131N101   734        74,060    SH       Sole                   74,060.00
MELCO CROWN
 ENTERTAINME-ADR          ADR            585464100   719       112,999    SH       Sole                     112,999
CROWN HOLDINGS INC        COM            228368106   694        20,800    SH       Sole                   20,800.00
KID BRANDS INC            COM            49375T100   643        75,200    SH       Sole                   75,200.00
KAPSTONE PAPER AND
 PACKAGING                COM            48562P103   630        41,200    SH       Sole                   41,200.00
BERKSHIRE HATHAWAY
 INC-CL B                 CL B           084670702   609         7,600    SH       Sole                       7,600
LEVEL 3 COMMUNICATIONS
 INC                      COM            52729N100   550       560,900    SH       Sole                  560,900.00
TRACTOR SUPPLY COMPANY    COM            892356106   529        10,900    SH       Sole                   10,900.00
INTL SPEEDWAY CORP-CL A   CL A           460335201   517        19,760    SH       Sole                   19,760.00
JOE'S JEANS INC           COM            47777N101   466       298,900    SH       Sole                  298,900.00
DREW INDUSTRIES INC       COM NEW        26168L205   443        19,500    SH       Sole                   19,500.00
HECKMANN CORP             COM            422680108   438        87,000    SH       Sole                   87,000.00
BARRETT BUSINESS SVCS
 INC                      COM            068463108   376        24,200    SH       Sole                   24,200.00
TRIMAS CORP               COM NEW        896215209   344        16,800    SH       Sole                   16,800.00
FLOW INTL CORP            COM            343468104   343        83,900    SH       Sole                   83,900.00
DIAMOND HILL INVESTMENT
 GRP                      COM NEW        25264R207   329         4,548    SH       Sole                    4,548.00
DRESSER-RAND GROUP, INC.  COM            261608103   319         7,480    SH       Sole                    7,480.00
FEMALE HEALTH COMPANY     COM            314462102   283        49,700    SH       Sole                   49,700.00
COOPER COS INC/THE        COM NEW        216648402   212         3,770    SH       Sole                    3,770.00